Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 196,907	$ 250,386
Deferred offering costs	429,750
Other current assets	623,221
Total Current Assets	1,249,878	250,386
Non-current Assets
Property and equipment, net	1,974	6,340
Right of use assets	5,740	32,458
Total Non-current Assets	7,714	38,798
Total Assets	1,257,592	289,184
Current Liabilities
Advance of subscription fees from shareholders	590,000	300,000
Other payable and accrued expenses	97,297	11,028
Lease liabilities		127,635
Total Current Liabilities	756,289	805,567
Lease liabilities, non-current		3,442
Total Liabilities	756,289	809,009
Shareholders’ Equity (Deficits)
Common stock ($0.0001 par value, 1,000,000,000 shares authorized; 291,966,215 and 247,309,590 shares issued and outstanding at December 31, 2023 and 2022, respectively)	29,196	24,731
Additional paid-in capital	34,902,002	32,069,695
Accumulated loss	(34,429,895)	(32,614,251)
Total Shareholders’ Equity	501,303	(519,825)
Total Liabilities and Shareholders’ Equity	1,257,592	289,184
Related Party
Current Liabilities
Amount due to related parties	$ 68,992	$ 366,904